Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 21,496	$ 18,428
Capitalized license and research and development payments	3,928	4,130
Research and development credits	8,127	4,236
Deferred revenue	15,186
Deferred rent	2,902	284
Accrued bonus	825	479
Stock compensation	2,590	1,131
Other temporary differences	127	148
Total deferred tax assets	55,181	28,836
Valuation allowance	(53,285)	(28,445)
Deferred tax assets	1,896	391
Deferred tax liabilities:
Depreciation	(1,896)	(391)
Net deferred taxes	$ 0	$ 0